Financial instruments by category (Details 2) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Interest income	$ 360,000,000	$ 299,000,000	$ 260,000,000
Interest expense	(6,409,000,000)	(8,607,000,000)	(6,667,000,000)
Interest expense on lease liabilities	(97,000,000)	(81,000,000)
Foreign exchange gains, net	7,020,000,000	(9,383,000,000)	1,507,000,000
Dividend income	1,000,000	21,000,000	21,000,000
Gain/Loss from repurchase of negotiable obligations	(95,000,000)	139,000,000
Fair value gain on financial assets at fair value through profit or loss	5,318,000,000	505,000,000	1,026,000,000
Interest generated by operating credits	97,000,000	254,000,000	369,000,000
Gain on derivative financial instruments, net	(452,000,000)	(549,000,000)	837,000,000
Other finance costs	(866,000,000)	(563,000,000)	(520,000,000)
Total financial instruments	4,877,000,000	(17,965,000,000)	(3,167,000,000)
Financial Assets And Liabilities At Amortised Cost Category [Member]
Statement [Line Items]
Interest income	360,000,000	299,000,000	260,000,000
Interest expense	(6,409,000,000)	(8,607,000,000)	(6,667,000,000)
Interest expense on lease liabilities	(97,000,000)	(81,000,000)
Foreign exchange gains, net	7,020,000,000	(9,383,000,000)	1,507,000,000
Dividend income	1,000,000	21,000,000	21,000,000
Gain/Loss from repurchase of negotiable obligations	(95,000,000)	139,000,000
Fair value gain on financial assets at fair value through profit or loss	0	0	0
Interest generated by operating credits	97,000,000	254,000,000	369,000,000
Gain on derivative financial instruments, net	0	0	0
Other finance costs	(866,000,000)	(563,000,000)	(520,000,000)
Total financial instruments	11,000,000	(17,921,000,000)	(5,030,000,000)
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Category [Member]
Statement [Line Items]
Interest income	0	0	0
Interest expense	0	0	0
Interest expense on lease liabilities	0	0
Foreign exchange gains, net	0	0	0
Dividend income	0	0	0
Gain/Loss from repurchase of negotiable obligations	0	0
Fair value gain on financial assets at fair value through profit or loss	5,318,000,000	505,000,000	1,026,000,000
Interest generated by operating credits	0	0	452,000,000
Gain on derivative financial instruments, net	(452,000,000)	(549,000,000)	837,000,000
Other finance costs	0	0	866,000,000
Total financial instruments	$ 4,866,000,000	$ (44,000,000)	$ 1,863,000,000